Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 29,618	$ 22,715	$ 21,236
Cost of revenues	16,074	10,222	9,556
Selling, general and administrative expenses	$ 13,544	$ 12,493	$ 11,680